Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories were as follows:

	December 31,	December 31,
	2012	2011
	(Millions)
Natural gas	$22	$26
NGLs	54	64

Total inventories	$76	$90